Debt - Summary of Outstanding Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2018
Fixed-Rate 3.75% Senior Unsecured Notes Maturing in June 2018 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	3.75%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2020 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	4.125%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2021 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	4.125%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2022 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	4.625%
Fixed-Rate 3.875% Senior Unsecured Notes Maturing in September 2022 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	3.875%
Fixed-Rate 5.75% Senior Unsecured Notes Maturing in March 2023 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	5.75%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2023 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	4.625%
Fixed-Rate 4.875% Senior Unsecured Notes Maturing in March 2024 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	4.875%
Fixed-Rate 5.35% Senior Unsecured Notes Maturing in March 2026 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	5.35%
Fixed-Rate 5.55% Senior Unsecured Notes Maturing in December 2028 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	5.55%
Fixed-Rate 1% Cash Convertible Notes Maturing in December 2019 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	1.00%